Consolidated Statements of Operations (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Revenues	$ 2,152,396	$ 2,245,137
Cost of Goods Sold	1,594,990	1,493,021
Gross profit	557,406	752,116
Research and Development Expenses, net	664,696	825,033
Selling, General and Administrative Expenses	1,187,665	958,509
Gain on Sale of Assets and Other	(10,226)	(39,518)
Total operating expenses	1,842,135	1,744,024
Operating Loss	(1,284,729)	(991,908)
Gain on Sale of Patents	2,276,286
Interest Income	535	207
Interest Expense	(30,208)	(60,000)
Income (Loss) before provision for income taxes	961,884	(1,051,701)
Provision for Income Taxes	912	912
Net Income (loss)	$ 960,972	$ (1,052,613)
Income (Loss) Per Share:
Basic	$ 0.83	$ (1.06)
Diluted	$ 0.78	$ (1.06)
Weighted Average Common Shares Outstanding:
Basic	1,163,775	994,777
Diluted	1,275,938	994,777